Other gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Gains Losses [Abstract]
Government grants and tax rebates (note i)	¥ 90	¥ 195	¥ 316
Gains on step-up acquisition arising from business combination	29	4	141
Dividends from investments	17	15	14
Fair value change of investments	12		26
Net gains/(losses) in relation to equity investments	(50)	12	1
Impairment provision for investment in associates (Note 17)	(64)	(23)
Others (note ii)	131	27	18
Other gains (losses)	¥ 165	¥ 230	¥ 516